PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Details - Sensitivity) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment	[1]	$ 887	$ 431	$ 1,209
Hydroelectric
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		828	190	$ 1,141
Impact Of Five Percent Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		1,020	630
Impact Of Five Percent Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		(1,020)	(630)
25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		(910)	(740)
25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		(230)	(180)
25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		970	800
25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		240	190
North America | Impact Of Five Percent Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		620	540
North America | Impact Of Five Percent Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		(620)	(540)
North America | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		(710)	(670)
North America | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		(180)	(180)
North America | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		770	730
North America | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		190	190
Colombia | Impact Of Five Percent Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		$ 310
Useful life		310000000
Colombia | Impact Of Five Percent Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		$ (310)
Colombia | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		(130)
Colombia | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		(50)
Colombia | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		130
Colombia | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		50
Europe | Impact Of Five Percent Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		$ 20	20
Useful life		20000000
Europe | Impact Of Five Percent Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		$ (20)	(20)
Europe | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		(20)	(20)
Europe | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		$ 20	$ 20
Brazil | Hydroelectric
Changes in Property Plant And Equipment [Line Items]
Useful life		15	15
Additional fair value of Brazil hydro assets		$ 1,500
Additional useful life		20
Brazil | Impact Of Five Percent Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		$ 70	$ 70
Useful life		70000000
Brazil | Impact Of Five Percent Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		$ (70)	(70)
Brazil | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		(50)	(50)
Brazil | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Revaluation increase (decrease), property, plant and equipment		$ 50	$ 50

[1]	Includes intangible assets of $ 13 million (201 6 : $ 1 4 million and 2015: $ 13 million ) and construction work in process (“CWIP”) of $ 601 million (201 6 : $ 663 million and 2015: $ 405 million ).